Acquisition of MPC Capital (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition of MPC Capital [Abstract]
Allocation of Purchase Price for MPC Capital
The following table summarizes the preliminary and final allocation of the fair value of MPC Capital’s assets, liabilities and noncontrolling interest as at December 16, 2024:

Assets acquired	Preliminary acquisition price allocation	Final acquisition price allocation	Adjustment
Cash and cash equivalents	$28,026,596	28,026,596
Account receivable trade, net	3,365,268	3,365,268
Due from related parties	9,779,850	8,858,760	(921,090)
Prepaid expenses and other assets	912,152	912,152
Income tax receivable	11,941,846	11,941,846
Assets held for sale	35,246,768	35,246,768
Derivative Assets	1,297,985	1,297,985
Property and equipment, net	2,075,104	2,075,104
Operating lease right-of-use assets	7,882,948	7,882,948
Intangible assets, net	19,574,760	20,505,211	930,451
Goodwill	18,079,618	18,372,217	292,599
Equity method investments	50,920,542	50,920,542
Equity method investments measured at fair value	113,694,883	113,694,883
Equity investments	5,228,041	5,228,041
Prepaid expenses and other assets	205,824	205,824
Deferred tax assets	1,841,537	1,841,537
Total assets acquired	310,073,722	310,375,682	301,960

Liabilities assumed
Current portion of long-term debt, net	1,061,812	1,061,812
Accounts payable	616,988	616,988
Accrued liabilities	15,123,454	15,123,454
Due to related parties	203,177	203,177
Liabilities directly associated with assets held for sale	18,065,703	18,065,703
Derivative liabilities	1,520,984	1,520,984
Income tax payable	7,062,263	7,062,263
Operating lease liabilities	1,064,277	1,064,277
Long-term debt, net	2,625,300	2,625,300
Accrued liabilities	167,522	167,522
Operating lease liabilities	6,818,672	6,818,672
Deferred tax liabilities	8,142,701	8,444,661	301,960
Total liabilities assumed	62,472,853	62,774,813	301,960

Noncontrolling interests	55,623,553	55,623,553
Assets acquired less liabilities assumed and noncontrolling interests	$191,977,316	191,977,316

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2025 are as follows.
Balance as of December 16, 2024	$18,079,618
Net exchange differences during the period	(147,375)
Balance as of December 31, 2024	17,932,243
Reclassification of goodwill included in assets held for sale	3,238,569
Finalization purchase price allocation	292,599
Net exchange differences during the period	2,663,413
Balance as of December 31, 2025	$24,126,824